Fair Value Measurement - Schedule of Assumptions to Estimate the Investors' and Placement Agent's Warrants (Details) - Investors' and Placement Agent's Warrants [Member] - Fair Value of Liability Related to Warrants - $ / shares
	3 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement, percentage	189.00%	155.00%
Fair value per warrant	$ 1.89	$ 1.55
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement, percentage	195.00%	159.00%
Fair value per warrant	$ 1.95	$ 1.59
Risk-Free Interest Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement, percentage	2.69%	2.49%	[1]
Risk-Free Interest Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement, percentage	2.70%	2.51%	[1]
Expected Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement, percentage	84.54%	84.54%	[2]
Expected Life (in years) [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement, term	3 years 6 months 14 days	3 years 9 months 14 days	[3]
Expected Life (in years) [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement, term	3 years 9 months	4 years	[3]
Dividend Yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement, percentage	0.00%	0.00%	[4]

[1]	Risk-free interest rate - based interest rates on three to five years US treasury bond rates
[2]	Expected volatility - was calculated based on actual historical stock price movements of comparable companies in the same industry over a term that is equivalent to the expected term of the option.
[3]	Expected life - the expected life was based on the expiration date of the warrants.
[4]	Dividend yield - was based on the fact that the Company has not paid dividends to its stockholders in the past and does not expect to pay dividends to its stockholders in the future.